General information	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information

Seadrill Limited is incorporated in Bermuda and is a publicly listed company on the New York Stock Exchange and the Oslo Stock Exchange. We provide offshore drilling services to the oil and gas industry. As at December 31, 2017 we owned and operated 35 offshore drilling units, had 13 offshore drilling units under construction and an additional unit classified as held for sale. Seadrill's fleet consists of drillships, jack-up rigs and semi-submersible rigs for operations in shallow and deepwater areas, as well as benign and harsh environments. We also provide management services to our related parties Seadrill Partners and SeaMex, refer to Note 30 "Related party transactions" for further information.

Basis of presentation

The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar ("U.S. dollar" or "US$") rounded to the nearest million, unless otherwise stated.

The accompanying Consolidated Financial Statements present the financial position of Seadrill Limited, the consolidated subsidiaries and the group’s interest in associated entities. Investments in companies in which we control, or directly or indirectly holds more than 50% of the voting control are consolidated in the Consolidated Financial Statements, as well as certain variable interest entities of which we are deemed to be the primary beneficiary.

Basis of consolidation

The Consolidated Financial Statements include our assets and liabilities, our majority owned and controlled subsidiaries and certain variable interest entities, (“VIE”s) in which we are deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A VIE is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. U.S. GAAP requires a VIE to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity. We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we consolidate the entity.

Investment in companies in which we exercises significant influence, but do not consolidate, are accounted for using the equity method and classified within “Investments in associated companies.” We record our share of earnings or losses from associated companies in the Consolidated Statements of Operations as “Share in results from associated companies.” The excess, if any, of purchase price over book value of our investments in equity method investees is included in the accompanying consolidated balance sheets in “Investment in associated companies.”

Investments in companies in which our ownership is less than 20% are valued at fair value and classified within “Marketable Securities” unless it is not possible to estimate fair value, then the cost method is used.

Bankruptcy accounting

Seadrill Limited and certain of its direct and indirect consolidated subsidiaries (the “Debtors”) filed voluntary petitions on September 12, 2017 (the "Petition Date") to commence prearranged reorganization proceedings under Chapter 11 of Title 11 of the United States Bankruptcy Code (“Bankruptcy Code”) in the Southern District of Texas (the “Bankruptcy Court”) [case number 17-60079]. The Debtors also commenced a provisional liquidation proceeding in Bermuda on behalf of the Bermudian entities. During the pendency of the Chapter 11 proceedings, the Debtors will operate its business as “debtor-in-possession” under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provision of the Bankruptcy Code. Read Note 3 for a discussion of the Chapter 11 proceedings.

The consolidated financial statements have been prepared as if we are a going concern and reflect the application of Accounting Standards Codification 852, Reorganizations ("ASC 852"). ASC 852 requires that the financial statements, for periods subsequent to filing bankruptcy petitions, distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain expenses, gains and losses that are realized or incurred in the bankruptcy proceedings are recorded in “Reorganization items, net" on the Company’s Consolidated Statements of Operations. In addition, ASC 852 provides for changes in the accounting and presentation of significant items on the consolidated balance sheets, particularly liabilities. Pre-petition obligations that may be impacted by the Chapter 11 reorganization process have been classified on the consolidated balance sheets in liabilities subject to compromise. These liabilities are reported at the amounts expected to be allowed by the Bankruptcy Court, even if they may be settled for lesser amounts.

If we emerge from bankruptcy, we will assess the criteria for applying fresh start accounting. If the criteria are met, we will apply fresh start accounting and record our assets and liabilities at fair value as of the fresh start reporting date. The fair value of our assets and liabilities as of that date may differ materially from the recorded values of our assets and liabilities as reflected in our historical Consolidated Financial Statements. In addition, the adoption of fresh start accounting may materially affect the results of operations following the fresh-start reporting date, as we will have a new basis in our assets and liabilities. Consequently, our historical financial statements would not be reliable indicators of our financial condition and results of operations for any period should we apply fresh start accounting.

Going Concern

Our consolidated financial statements have been prepared on a going concern basis and contemplate the realization of assets and satisfaction of liabilities in the normal course of business. Our going concern assumption is based on management’s expectation that the current restructuring program described in Note 3 "Chapter 11 Proceedings" will alleviate the primary conditions that raise substantial doubt as to our ability to continue as a going concern when completed. Furthermore, our business operations are unaffected by the Chapter 11 Proceedings and the restructuring efforts, and we expect to meet our ongoing customer and business counterparty obligations during the course of the proceedings.
We have been engaged in discussions with our banks, potential new investors, existing stakeholders and bondholders in order to restructure our secured credit facilities and unsecured liabilities and recapitalize our balance sheet with new capital. These collaborative efforts resulted in the signing of a Restructuring Support and Lock-Up Agreement (“RSA”) on September 12, 2017, subsequently amended on February 26, 2018, which provides for several conditions to be met in order to fully effectuate the intended restructuring. Although we anticipate that our restructuring plan will address our liquidity concerns, uncertainty remains over the bankruptcy court's approval of our plan of reorganization, and therefore substantial doubt exists over our ability to continue as a going concern for twelve months after the date the financial statement are issued. To the extent the Plan is confirmed, and we emerge from Chapter 11,we expect this substantial doubt to be mitigated.
The consolidated financial statements do not include any adjustments that might result from the outcome of the going concern uncertainty. Upon emergence from Chapter 11 proceedings adjustments to the carrying values and classifications of our assets and liabilities and the reported amounts of income and expenses could be required that may be material.
For further details of management’s plan to alleviate substantial doubt relating to going concern, refer to Note 3 "Chapter 11 Proceedings".